Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Pay Versus Performance Table

Fiscal Year Ended November 30:	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Summary Compensation Table Total for Non-PEO NEO(3) ($) (d)	Compensation Actually Paid to Non-PEO NEO(4) ($) (e)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(5) ($) (f)	Net Income(6) ($) (g)
2023	390,267	388,501	169,134	169,697	57.91	266,969
2022	424,793	387,643	162,729	142,654	54.80	97,797

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for David King (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table."

(2)

The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” to Mr. King, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. King during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. King’s total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 390,267	$ 424,793
PEO Actually Paid Compensation Amount	$ 388,501	387,643
Adjustment To PEO Compensation, Footnote
Fiscal Year Ended November 30:	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	390,267	(64,250)	62,484	388,501
2022	424,793	(80,500)	43,350	387,643

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Awards” column in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) addition of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, addition of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended November 30:	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Fair Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	51,500	2,567	-	8,417	-	-	62,484
2022	48,750	(52,999)	-	47,600	-	-	43,350

(3)

The dollar amounts reported in column (d) represent the amounts reported for the NEO (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEO (excluding our PEO) included for purposes of calculating the amounts in each applicable year was Michael Woods, our Chief Financial Officer.

(4)

The dollar amounts reported in column (e) represent the amounts of “compensation actually paid” to the NEO (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEO (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEO (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Non-PEO NEO Average Total Compensation Amount	$ 169,134	162,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 169,697	142,654
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year Ended November 30:	Reported Summary Compensation Table Total for Non-PEO NEO ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid to Non-PEO NEO ($)
2023	169,134	(17,990)	18,553	169,697
2022	162,729	(22,540)	2,465	142,654

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Awards” column in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) addition of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, addition of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended November 30:	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	14,420	770	-	3,363	-	-	18,553
2022	13,650	(10,068)	-	(1,117)	-	-	2,465

(5)

Cumulative total shareholder return (Cumulative TSR) is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Cumulative TSR

The following graphs set forth the relationship between Compensation Actually Paid to our PEO, the Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the Compensation Actually Paid to our Non-PEO NEO, and the Company’s net income over the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 57.91	54.8
Net Income (Loss)	266,969	97,797
PEO Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,250)	(80,500)
PEO Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,484	43,350
PEO Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,500	48,750
PEO Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,567	(52,999)
PEO Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,417	47,600
PEO Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO Fair Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,484	43,350
NEO Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,990)	(22,540)
NEO Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,553	2,465
NEO Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,420	13,650
NEO Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770	(10,068)
NEO Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
NEO Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,363	(1,117)
NEO Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
NEO Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,553	$ 2,465